Related Party Transactions - Summary of Revenue Transactions (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Apr. 30, 2021	Apr. 30, 2020	Jan. 31, 2021	Jan. 31, 2020	Jan. 31, 2019
Related Party Transaction [Line Items]
Revenue from related parties	$ 1,335	$ 726	$ 3,457	$ 3,112	$ 1,082
Daimler [Member]
Related Party Transaction [Line Items]
Revenue from related parties	$ 1,335	$ 726	$ 3,457	$ 3,112	$ 1,082